Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2025
Accounting Policies [Abstract]
Schedule of depreciation of property, plant and equipment
%
Machinery and equipment	15 - 33
Office furniture and equipment	6 - 33
Leasehold improvements	*
* Over the shorter term of the lease or the useful life of the asset
Schedule of effects of new standard on consolidated balance sheet
	Year ended December 31
	2023	2024	2025
Net loss attributable to ordinary shares
(US$ thousands)	(26,413)	(13,708)	(11,479)

Weighted average number of ordinary shares outstanding
used in basic and diluted loss per ordinary share calculation	6,699,813	6,019,661	5,706,670

Basic and diluted loss per ordinary shares (US$)	(3.942)	(2.277)	(2.011)

Weighted average number of shares related to options
and RSUs excluded from the diluted loss per share
calculation because of anti-dilutive effect	69,005	230,696	766,398